Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Communication Services: 2.4%
1,166	(1)	Altice USA, Inc.	$ 39,189	0.0
7,300	(1)	AMC Networks, Inc.	478,807	0.3
20		Cable One, Inc.	38,297	0.0
741	(1)	IAC/InterActiveCorp	181,419	0.1
3,546		Interpublic Group of Cos., Inc.	92,622	0.1
19,300	(1)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	847,270	0.5
35,300		Lumen Technologies, Inc.	433,837	0.2
833	(1)	Match Group, Inc.	127,324	0.1
1,206		New York Times Co.	61,711	0.0
4,000	(2)	Nexstar Media Group, Inc.	550,200	0.3
1,000		Omnicom Group	68,730	0.0
419	(1)	Spotify Technology SA	128,792	0.1
860	(1)	Take-Two Interactive Software, Inc.	158,636	0.1
22,800		TEGNA, Inc.	415,644	0.2
886	(1)	Twitter, Inc.	68,275	0.0
9,800		ViacomCBS, Inc. - Class B	632,002	0.4
			4,322,755	2.4

		Consumer Discretionary: 12.2%
443		Advance Auto Parts, Inc.	71,035	0.0
39,900	(1)	American Axle & Manufacturing Holdings, Inc.	389,823	0.2
507	(1)	Aptiv PLC	75,969	0.0
125	(1)	Autozone, Inc.	144,990	0.1
7,776		Best Buy Co., Inc.	780,322	0.4
7,100		Big Lots, Inc.	451,134	0.3
10,410		BorgWarner, Inc.	468,450	0.3
5,700		Brunswick Corp.	503,709	0.3
15,182		Carter's, Inc.	1,267,242	0.7
71	(1)	Chipotle Mexican Grill, Inc.	102,382	0.1
7,600		Cooper Tire & Rubber Co.	435,024	0.2
7,100		Dick's Sporting Goods, Inc.	506,727	0.3
650		Dillards, Inc.	51,805	0.0
398	(1)	Dollar Tree, Inc.	39,084	0.0
327		Domino's Pizza, Inc.	113,309	0.1
3,648		D.R. Horton, Inc.	280,422	0.2
9,900		eBay, Inc.	558,558	0.3
492		Expedia Group, Inc.	79,212	0.0
8,300		Foot Locker, Inc.	399,147	0.2
18,106		Ford Motor Co.	211,840	0.1
12,200	(1)	Gap, Inc.	304,390	0.2
1,339		Garmin Ltd.	166,063	0.1
2,575		Gentex Corp.	91,103	0.1
612		Genuine Parts Co.	64,474	0.0
23,500		Goodyear Tire & Rubber Co.	395,035	0.2
38,100		Hanesbrands, Inc.	673,989	0.4
12,400		Harley-Davidson, Inc.	442,308	0.2
586		Hilton Worldwide Holdings, Inc.	72,476	0.0
6,700		Kohl's Corp.	370,175	0.2
2,997		Lear Corp.	497,772	0.3
10,505		Lennar Corp. - Class A	871,600	0.5
1,230	(1)	LKQ Corp.	48,450	0.0
418	(1)	Lululemon Athletica, Inc.	130,282	0.1
18,000		Macy's, Inc.	273,780	0.2
6,400	(1)	Meritage Homes Corp.	539,584	0.3
6,910	(1)	Mohawk Industries, Inc.	1,209,181	0.7
1,980		Newell Brands, Inc.	45,877	0.0
30	(1)	NVR, Inc.	135,025	0.1
9,100		ODP Corp./The	348,257	0.2
344	(1)	O'Reilly Automotive, Inc.	153,881	0.1
18,800	(1)	Perdoceo Education Corp.	241,956	0.1
284		Pool Corp.	95,075	0.1
13,468		Pulte Group, Inc.	607,541	0.3
17,511		PVH Corp.	1,750,400	1.0
9,300		Rent-A-Center, Inc.	537,168	0.3
22,360		Ross Stores, Inc.	2,608,070	1.5
826		Service Corp. International	39,450	0.0
3,600	(1)	Sleep Number Corp.	493,668	0.3
1,194		Tractor Supply Co.	189,798	0.1
4,864		Whirlpool Corp.	924,549	0.5
359		Williams-Sonoma, Inc.	47,133	0.0
2,078		Yum China Holdings, Inc.	124,347	0.1
7,700	(1)	Zumiez, Inc.	347,116	0.2
			21,770,157	12.2

		Consumer Staples: 3.5%
950		Brown-Forman Corp. - Class B	68,001	0.0
1,391		Campbell Soup Co.	63,263	0.0
289		Casey's General Stores, Inc.	58,366	0.0
9,766	(1)	Central Garden & Pet Co. - Class A - CENTA	405,387	0.2
1,816		Church & Dwight Co., Inc.	143,010	0.1
1,810		Clorox Co.	327,700	0.2
21,178		Conagra Brands, Inc.	718,570	0.4
11,800		Edgewell Personal Care Co.	360,962	0.2
1,012		Hershey Co.	147,398	0.1
2,798		Hormel Foods Corp.	129,743	0.1
1,100		Ingredion, Inc.	99,220	0.1
7,637		JM Smucker Co.	855,344	0.5
1,318		Kellogg Co.	76,062	0.0
30,480		Kroger Co.	981,761	0.6
1,155		McCormick & Co., Inc.	97,343	0.1
12,100		Molson Coors Beverage Co.	537,845	0.3
11,200		SpartanNash Co.	204,176	0.1
19,100	(1)	Sprouts Farmers Market, Inc.	403,201	0.2
7,228		Tyson Foods, Inc.	489,119	0.3
			6,166,471	3.5

		Energy: 1.0%
2,200		Arch Resources, Inc.	105,424	0.1
4,801		Cabot Oil & Gas Corp.	88,866	0.1
9,900		HollyFrontier Corp.	375,012	0.2
12,959		Marathon Petroleum Corp.	707,821	0.4

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
5,200	(1)	National Energy Services Reunited Corp.	$ 68,900	0.0
4,900		Valero Energy Corp.	377,202	0.2
			1,723,225	1.0

		Financials: 17.9%
6,200		Allstate Corp.	660,920	0.4
12,100		Ally Financial, Inc.	502,150	0.3
4,200		American Financial Group, Inc.	448,140	0.3
5,489		Ameriprise Financial, Inc.	1,214,386	0.7
31,600		Annaly Capital Management, Inc.	262,596	0.1
1,298		Apollo Global Management, Inc.	64,199	0.0
2,146	(1)	Arch Capital Group Ltd.	76,870	0.0
1,289		Arthur J. Gallagher & Co.	154,422	0.1
25,600		Associated Banc-Corp.	515,840	0.3
8,900		Assured Guaranty Ltd.	393,558	0.2
33,794		Bank of NT Butterfield & Son Ltd.	1,233,143	0.7
1,816		Brown & Brown, Inc.	83,355	0.0
1,077		Cincinnati Financial Corp.	105,406	0.1
20,965		CIT Group, Inc.	950,763	0.5
17,100		Citizens Financial Group, Inc.	742,824	0.4
30,800		CNO Financial Group, Inc.	741,048	0.4
5,841		Discover Financial Services	549,463	0.3
41,626		East West Bancorp, Inc.	3,003,732	1.7
918		Eaton Vance Corp.	67,078	0.0
311		Erie Indemnity Co.	75,293	0.0
6,200		Essent Group Ltd.	255,626	0.1
562		Evercore, Inc.	67,311	0.0
1,151		Everest Re Group Ltd.	278,323	0.2
357		Factset Research Systems, Inc.	108,496	0.1
3,600		Federal Agricultural Mortgage Corp.	310,500	0.2
26,795		Fidelity National Financial, Inc.	1,025,713	0.6
18,500		Fifth Third Bancorp	641,765	0.4
906		First American Financial Corp.	47,601	0.0
14,639		First Republic Bank	2,411,775	1.4
31,300	(1)	Genworth Financial, Inc.	97,656	0.1
459		Globe Life, Inc.	42,871	0.0
4,600		Hanover Insurance Group, Inc.	530,610	0.3
12,355		Hartford Financial Services Group, Inc.	626,275	0.4
6,900		HomeStreet, Inc.	296,424	0.2
14,600		Jefferies Financial Group, Inc.	423,984	0.2
23,900		Keycorp	481,346	0.3
6,800		Lincoln National Corp.	386,716	0.2
426		LPL Financial Holdings, Inc.	56,036	0.0
107	(1)	Markel Corp.	116,502	0.1
248		MarketAxess Holdings, Inc.	137,873	0.1
32,800		MGIC Investment Corp.	399,504	0.2
195		Morningstar, Inc.	43,729	0.0
741		MSCI, Inc. - Class A	307,159	0.2
866		Nasdaq, Inc.	119,759	0.1
27,100		Navient Corp.	335,498	0.2
25,708		Old Republic International Corp.	496,936	0.3
52,500		Prospect Capital Corp.	382,725	0.2
636		Prudential Financial, Inc.	55,154	0.0
601		Raymond James Financial, Inc.	70,161	0.0
29,300		Regions Financial Corp.	604,459	0.3
2,300		Reinsurance Group of America, Inc.	281,129	0.2
291		RenaissanceRe Holdings Ltd.	48,591	0.0
24,889		SEI Investments Co.	1,393,784	0.8
12,500		Simmons First National Corp.	366,000	0.2
16,800		Sixth Street Specialty Lending, Inc.	365,232	0.2
164,472		SLM Corp.	2,597,013	1.5
10,694		State Street Corp.	778,202	0.4
119	(1)	SVB Financial Group	60,138	0.0
2,377		Synchrony Financial	91,942	0.1
2,538		T. Rowe Price Group, Inc.	411,511	0.2
12,200		Unum Group	323,056	0.2
7,000		Veritex Holdings, Inc.	203,560	0.1
1,600		Victory Capital Holdings, Inc.	38,000	0.0
44,778		Virtu Financial, Inc.	1,221,096	0.7
416		Willis Towers Watson PLC	91,786	0.1
644		WR Berkley Corp.	44,649	0.0
9,400		Zions Bancorp NA	499,798	0.3
			31,819,160	17.9

		Health Care: 10.9%
211	(1)	Abiomed, Inc.	68,480	0.0
26,190		Agilent Technologies, Inc.	3,197,013	1.8
10,497	(1)	Alexion Pharmaceuticals, Inc.	1,603,417	0.9
241	(1)	Align Technology, Inc.	136,674	0.1
883		AmerisourceBergen Corp.	89,377	0.1
8,803		Becton Dickinson & Co.	2,122,843	1.2
409	(1)	Bio-Rad Laboratories, Inc.	239,061	0.1
238		Bio-Techne Corp.	86,082	0.1
10,275		Cardinal Health, Inc.	529,368	0.3
2,197		Cerner Corp.	151,901	0.1
227	(1)	Charles River Laboratories International, Inc.	64,954	0.0
120		Chemed Corp.	53,425	0.0
208		Cooper Cos., Inc.	80,315	0.0
7,380	(1)	DaVita, Inc.	753,719	0.4
573		Encompass Health Corp.	46,092	0.0
2,700		HCA Healthcare, Inc.	464,481	0.3
1,646	(1)	Henry Schein, Inc.	101,805	0.1
2,453	(1)	Hologic, Inc.	176,837	0.1
583	(1)	Idexx Laboratories, Inc.	303,259	0.2
479	(1)	IQVIA Holdings, Inc.	92,346	0.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
5,177	(1)	Jazz Pharmaceuticals PLC	$ 869,943	0.5
13,564	(1)	Laboratory Corp. of America Holdings	3,254,139	1.8
6,500	(1)	Lannett Co., Inc.	39,390	0.0
379	(1)	Masimo Corp.	95,027	0.1
7,845		McKesson Corp.	1,329,884	0.7
215	(1)	Mettler Toledo International, Inc.	239,951	0.1
286	(1)	Molina Healthcare, Inc.	61,993	0.0
406		PerkinElmer, Inc.	51,193	0.0
6,600		Perrigo Co. PLC	266,376	0.2
1,230		Quest Diagnostics, Inc.	142,176	0.1
1,147		Resmed, Inc.	221,119	0.1
12,300	(1)	Select Medical Holdings Corp.	389,295	0.2
689		STERIS Public Ltd. Co.	120,437	0.1
110		Teleflex, Inc.	43,793	0.0
3,100	(1)	United Therapeutics Corp.	518,258	0.3
3,929		Universal Health Services, Inc.	492,422	0.3
649	(1)	Varian Medical Systems, Inc.	113,750	0.1
698	(1)	Veeva Systems, Inc.	195,517	0.1
15,100	(1)	Viatris, Inc.	224,235	0.1
374	(1)	Waters Corp.	102,431	0.1
702		West Pharmaceutical Services, Inc.	197,016	0.1
520		Zimmer Biomet Holdings, Inc.	84,791	0.0
			19,414,585	10.9

		Industrials: 17.1%
31,500		ACCO Brands Corp.	255,150	0.2
593		AGCO Corp.	76,782	0.0
49,451		Air Lease Corp.	2,267,823	1.3
398		Allegion Public Ltd.	43,294	0.0
13,900		Allison Transmission Holdings, Inc.	527,088	0.3
9,000	(2)	American Airlines Group, Inc.	188,460	0.1
1,226		Ametek, Inc.	144,631	0.1
1,801		AO Smith Corp.	106,925	0.1
10,800		Apogee Enterprises, Inc.	403,920	0.2
6,300	(1)	Atkore, Inc.	426,195	0.2
8,900		Boise Cascade Co.	444,466	0.3
1,093		Booz Allen Hamilton Holding Corp.	84,314	0.1
163	(1)	CACI International, Inc.	36,078	0.0
345		Carlisle Cos., Inc.	50,111	0.0
6,862		Carrier Global Corp.	250,669	0.1
1,354		CH Robinson Worldwide, Inc.	123,011	0.1
638		Cintas Corp.	206,929	0.1
1,542	(1)	Copart, Inc.	168,325	0.1
252	(1)	CoStar Group, Inc.	207,588	0.1
6,461		Cummins, Inc.	1,635,925	0.9
2,400		Curtiss-Wright Corp.	265,176	0.2
1,246		Delta Air Lines, Inc.	59,733	0.0
771		Dover Corp.	95,033	0.1
22,430		EMCOR Group, Inc.	2,184,009	1.2
2,258		Expeditors International Washington, Inc.	207,375	0.1
5,468		Fastenal Co.	253,551	0.1
891		Fortive Corp.	58,646	0.0
995		Fortune Brands Home & Security, Inc.	82,724	0.1
354	(1)	Generac Holdings, Inc.	116,664	0.1
1,731		Graco, Inc.	120,045	0.1
10,300		Hawaiian Holdings, Inc.	276,246	0.2
361		Heico Corp. - Class A - HEI.A	41,789	0.0
28,665		Hexcel Corp.	1,541,030	0.9
426		Hubbell, Inc.	75,619	0.0
3,500		Huntington Ingalls Industries, Inc.	615,685	0.4
2,102		IDEX Corp.	410,247	0.2
1,334		IHS Markit Ltd.	120,273	0.1
34,300		Interface, Inc.	426,006	0.2
23,720		Jacobs Engineering Group, Inc.	2,729,698	1.5
1,169		JB Hunt Transport Services, Inc.	171,691	0.1
18,300	(1)	JetBlue Airways Corp.	337,269	0.2
4,397		Johnson Controls International plc	245,309	0.1
649		Kansas City Southern	137,809	0.1
1,637		Knight-Swift Transportation Holdings, Inc.	70,718	0.0
539		Landstar System, Inc.	86,315	0.1
1,158		Leidos Holdings, Inc.	102,425	0.1
224		Lennox International, Inc.	62,669	0.0
564		Lincoln Electric Holdings, Inc.	66,614	0.0
5,100		Manpowergroup, Inc.	481,644	0.3
2,507		Masco Corp.	133,423	0.1
12,400	(1)	Meritor, Inc.	376,588	0.2
5,300		Moog, Inc.	411,598	0.2
637		MSC Industrial Direct Co.	54,865	0.0
279		Nordson Corp.	53,682	0.0
1,086		Old Dominion Freight Line	233,240	0.1
7,100		Oshkosh Corp.	752,600	0.4
2,500		Otis Worldwide Corp.	159,275	0.1
6,495		Owens Corning, Inc.	526,225	0.3
3,971		Paccar, Inc.	361,321	0.2
309		Parker Hannifin Corp.	88,671	0.1
890		Pentair PLC	49,778	0.0
12,900		Primoris Services Corp.	431,763	0.2
1,546		Quanta Services, Inc.	129,632	0.1
2,557		Regal Beloit Corp.	349,465	0.2
1,762		Republic Services, Inc.	156,977	0.1
995		Robert Half International, Inc.	77,401	0.1
463		Rockwell Automation, Inc.	112,639	0.1
1,252		Rollins, Inc.	41,529	0.0
3,325		Roper Technologies, Inc.	1,255,587	0.7
620		Science Applications International Corp.	53,401	0.0
4,900		Skywest, Inc.	276,213	0.2
4,140		Snap-On, Inc.	840,875	0.5
4,207		Southwest Airlines Co.	244,553	0.1
5,400		Spirit Aerosystems Holdings, Inc.	231,282	0.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
779		Stanley Black & Decker, Inc.	$ 136,200	0.1
126	(1)	Teledyne Technologies, Inc.	46,746	0.0
6,783		Textron, Inc.	341,456	0.2
7,700		Timken Co.	603,295	0.3
2,701		Trane Technologies PLC	413,901	0.2
71	(1)	TransDigm Group, Inc.	40,944	0.0
588		TransUnion	49,516	0.0
4,700	(1)	United Airlines Holdings, Inc.	247,596	0.1
2,597	(1)	United Rentals, Inc.	772,296	0.4
5,651		Universal Logistics Holdings, Inc.	132,290	0.1
811		Verisk Analytics, Inc.	132,882	0.1
13,500		Wabash National Corp.	223,830	0.1
398		Watsco, Inc.	96,754	0.1
7,333		Westinghouse Air Brake Technologies Corp.	531,129	0.3
453		WW Grainger, Inc.	168,838	0.1
1,133		Xylem, Inc.	112,802	0.1
			30,542,754	17.1

		Information Technology: 15.2%
687	(1)	Akamai Technologies, Inc.	64,921	0.0
9,886		Amdocs Ltd.	749,458	0.4
27,300		Amkor Technology, Inc.	652,197	0.4
1,715		Amphenol Corp.	215,541	0.1
462	(1)	ANSYS, Inc.	157,537	0.1
336	(1)	Arista Networks, Inc.	94,026	0.1
8,205	(1)	Arrow Electronics, Inc.	822,633	0.5
321	(1)	Aspen Technology, Inc.	48,314	0.0
8,192	(1)	Black Knight, Inc.	628,244	0.4
1,160		Broadridge Financial Solutions, Inc. ADR	165,288	0.1
2,866	(1)	Cadence Design Systems, Inc.	404,364	0.2
875		CDW Corp.	137,279	0.1
1,149		Citrix Systems, Inc.	153,483	0.1
738		Cognex Corp.	60,951	0.0
2,900	(1)	Concentrix Corp.	358,179	0.2
6,046		Corning, Inc.	231,199	0.1
564		Dolby Laboratories, Inc.	55,063	0.0
11,200		DXC Technology Co.	282,464	0.2
6,000		Ebix, Inc.	146,280	0.1
636		Entegris, Inc.	66,914	0.0
407	(1)	EPAM Systems, Inc.	152,059	0.1
21,990	(1)	Euronet Worldwide, Inc.	3,305,317	1.9
3,170	(1)	F5 Networks, Inc.	602,237	0.3
140	(1)	Fair Isaac Corp.	64,057	0.0
163	(1)	FleetCor Technologies, Inc.	45,202	0.0
543	(1)	Fortinet, Inc.	91,686	0.1
53,581		Genpact Ltd.	2,166,816	1.2
20,100		Hewlett Packard Enterprise Co.	292,656	0.2
52,172		HP, Inc.	1,511,423	0.8
5,600	(1)	j2 Global, Inc.	623,728	0.4
12,200		Jabil, Inc.	526,674	0.3
575		Jack Henry & Associates, Inc.	85,353	0.0
18,800		Juniper Networks, Inc.	437,664	0.2
23,912	(1)	Keysight Technologies, Inc.	3,384,026	1.9
1,430		KLA Corp.	445,059	0.2
2,865		Marvell Technology Group Ltd.	138,322	0.1
2,427		Maxim Integrated Products	226,124	0.1
11,700		Methode Electronics, Inc.	455,481	0.3
586		Microchip Technology, Inc.	89,441	0.1
285		Monolithic Power Systems, Inc.	106,738	0.1
827		Motorola Solutions, Inc.	145,122	0.1
1,211		NetApp, Inc.	75,809	0.0
9,700	(1)	Netgear, Inc.	388,000	0.2
7,440		NortonLifeLock, Inc.	145,154	0.1
1,348	(1)	Nuance Communications, Inc.	60,121	0.0
261	(1)	Palo Alto Networks, Inc.	93,519	0.1
2,582		Paychex, Inc.	235,143	0.1
152	(1)	Paycom Software, Inc.	56,884	0.0
531	(1)	Qorvo, Inc.	92,782	0.1
13,200	(1)	Sanmina Corp.	470,184	0.3
12,500		Seagate Technology	915,375	0.5
1,094		Skyworks Solutions, Inc.	194,535	0.1
899		SS&C Technologies Holdings, Inc.	59,586	0.0
5,262		SYNNEX Corp.	469,160	0.3
1,529	(1)	Synopsys, Inc.	374,926	0.2
1,249		Teradyne, Inc.	160,634	0.1
1,116	(1)	Trimble, Inc.	82,740	0.0
256	(1)	Tyler Technologies, Inc.	118,636	0.1
615	(1)	VeriSign, Inc.	119,328	0.1
1,180	(1)	Vontier Corp.	37,052	0.0
22,298		Western Union Co.	517,760	0.3
15,900		Xerox Holdings Corp.	405,132	0.2
10,757		Xilinx, Inc.	1,401,637	0.8
277	(1)	Zebra Technologies Corp.	138,342	0.1
			27,001,959	15.2

		Materials: 6.1%
13,389		Albemarle Corp.	2,104,885	1.2
11,640		Amcor PLC	127,342	0.1
468		Aptargroup, Inc.	60,873	0.0
456		Avery Dennison Corp.	79,896	0.1
2,555		Ball Corp.	218,171	0.1
11,669	(1)	Berry Global Group, Inc.	646,463	0.4
8,400		Cabot Corp.	413,532	0.2
3,939		Celanese Corp. - Series A	547,166	0.3
2,707		Corteva, Inc.	122,221	0.1
1,145	(1)	Crown Holdings, Inc.	109,416	0.1
5,115		Eastman Chemical Co.	558,865	0.3
542		FMC Corp.	55,116	0.0
15,600		Huntsman Corp.	425,880	0.2
5,900	(1)	Ingevity Corp.	409,932	0.2
395		International Flavors & Fragrances, Inc.	53,526	0.0
13,454		International Paper Co.	667,991	0.4
2,900		Kronos Worldwide, Inc.	41,905	0.0
5,977		LyondellBasell Industries NV - Class A	616,169	0.4
212		Martin Marietta Materials, Inc.	71,416	0.0
2,536		Nucor Corp.	151,704	0.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
17,900	O-I Glass, Inc.	$ 209,072	0.1
1,068	Packaging Corp. of America	140,997	0.1
1,331	PPG Industries, Inc.	179,445	0.1
5,214	Reliance Steel & Aluminum Co.	689,291	0.4
837	RPM International, Inc.	66,659	0.0
9,500	Schweitzer-Mauduit International, Inc.	443,650	0.3
683	Scotts Miracle-Gro Co.	145,581	0.1
15,900	Silgan Holdings, Inc.	597,204	0.3
13,263	Steel Dynamics, Inc.	551,476	0.3
9,600	Valvoline, Inc.	239,616	0.1
429	Vulcan Materials Co.	71,639	0.1
1,060	WestRock Co.	46,205	0.0
		10,863,304	6.1

	Real Estate: 8.4%
11,151	Alexandria Real Estate Equities, Inc.	1,780,703	1.0
4,990	(1) Ashford Hospitality Trust, Inc.	17,116	0.0
348	AvalonBay Communities, Inc.	61,161	0.0
24,200	Brandywine Realty Trust	295,966	0.2
15,900	Brixmor Property Group, Inc.	312,912	0.2
44,231	(1) CBRE Group, Inc.	3,351,383	1.9
18,700	Diversified Healthcare Trust	84,150	0.0
2,103	Duke Realty Corp.	82,543	0.0
3,201	Equinix, Inc.	2,075,336	1.2
935	Equity Residential	61,158	0.0
672	Extra Space Storage, Inc.	84,470	0.0
32,300	Franklin Street Properties Corp.	160,208	0.1
6,834	Gaming and Leisure Properties, Inc.	303,430	0.2
17,399	Host Hotels & Resorts, Inc.	288,650	0.2
12,500	Industrial Logistics Properties Trust	265,875	0.1
15,200	Iron Mountain, Inc.	528,808	0.3
17,759	Mid-America Apartment Communities, Inc.	2,392,670	1.3
6,900	Office Properties Income Trust	174,501	0.1
7,200	Omega Healthcare Investors, Inc.	267,408	0.1
16,600	Paramount Group, Inc.	153,882	0.1
16,600	Piedmont Office Realty Trust, Inc.	283,196	0.2
16,600	Preferred Apartment Communities, Inc.	136,618	0.1
62	Retail Value, Inc.	1,035	0.0
17,700	RLJ Lodging Trust	277,890	0.2
30,500	Sabra Healthcare REIT, Inc.	525,210	0.3
14,200	Service Properties Trust	182,328	0.1
21,500	SITE Centers Corp.	286,810	0.2
14,300	Uniti Group, Inc.	170,313	0.1
11,500	VEREIT, Inc.	448,500	0.2
		15,054,230	8.4

	Utilities: 3.1%
3,815	AES Corp.	101,326	0.1
940	Alliant Energy Corp.	43,390	0.0
1,730	Ameren Corp.	121,567	0.1
1,051	American Water Works Co., Inc.	149,116	0.1
425	Atmos Energy Corp.	35,959	0.0
1,533	CMS Energy Corp.	82,951	0.0
1,601	Consolidated Edison, Inc.	105,106	0.1
1,034	DTE Energy Co.	121,723	0.1
3,600	Edison International	194,364	0.1
1,107	Entergy Corp.	96,099	0.1
1,398	Evergy, Inc.	74,975	0.0
1,540	Eversource Energy	122,399	0.1
8,900	Exelon Corp.	343,540	0.2
7,300	FirstEnergy Corp.	241,922	0.1
19,500	MDU Resources Group, Inc.	547,950	0.3
9,200	National Fuel Gas Co.	418,048	0.2
2,099	NiSource, Inc.	45,338	0.0
14,100	NRG Energy, Inc.	514,791	0.3
553	Pinnacle West Capital Corp.	38,671	0.0
31,708	PPL Corp.	830,433	0.5
3,748	Public Service Enterprise Group, Inc.	201,755	0.1
44,205	Vistra Corp.	762,536	0.4
1,798	WEC Energy Group, Inc.	144,991	0.1
3,631	Xcel Energy, Inc.	212,740	0.1
		5,551,690	3.1

	Total Common Stock
	(Cost $141,014,050)	174,230,290	97.8

EXCHANGE-TRADED FUNDS: 0.3%
7,884	iShares Russell Midcap Index Fund	568,909	0.3

	Total Exchange-Traded Funds
	(Cost $565,404)	568,909	0.3

	Total Long-Term Investments
	(Cost $141,579,454)	174,799,199	98.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Repurchase Agreements: 0.4%
721,246	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 02/26/21, 0.03%, due 03/01/21 (Repurchase Amount $721,248, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $735,671, due 03/16/21-04/01/53)
	(Cost $721,246)	$ 721,246	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
4,127,944	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $4,127,944)	4,127,944	2.3

	Total Short-Term Investments
	(Cost $4,849,190)	4,849,190	2.7

	Total Investments in Securities (Cost $146,428,644)	$ 179,648,389	100.8
	Liabilities in Excess of Other Assets	(1,416,736)	(0.8)
	Net Assets	$ 178,231,653	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2021.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Common Stock*	$174,230,290	$–	$–	$174,230,290

Exchange-Traded Funds	$568,909	$–	$–	$568,909
Short-Term Investments	4,127,944	721,246	–	4,849,190
Total Investments, at fair value	$178,927,143	$721,246	$–	$179,648,389

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $146,961,697.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 39,648,602
Gross Unrealized Depreciation	(6,961,910)
Net Unrealized Appreciation	$ 32,686,692